Customer deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits From Customers [Line Items]
Amounts due to banks	$ 24,434	$ 23,347
Customer deposits	788,367	745,777
of which: demand deposits	259,372	221,797
of which: retail savings / deposits	230,770	182,274
of which: sweep deposits	41,460	41,935
of which: time deposits	256,764	299,771
Total amounts due to banks and customer deposits	$ 812,801	$ 769,124